SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEVERAL KEY METRICS INCLUDED IN NET LOSS AND TOTAL ASSETS

	For the Years Ended December 31,
	2025	2024
Gross margin	$(116)	$-
Operating expenses	(19,351,175)	(1,210,871)
Other expenses, net	(5,129,557)	(97,988)
Income tax expense	-	(1,013)
Net loss	$(24,480,848)	$(1,309,872)